OTHER ASSETS (Details) € in Thousands, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Other Assets Table Details [Abstract]
Deferred tax assets	€ 18,000		€ 19,000
Prepaid income taxes	425,000		572,000
Assets acquired through foreclosure proceedings	94,000		81,000
Brokerage auxiliary funds	3,000		5,000
Prepaid expenses	44,000		41,000
Advances to employees	17,000		11,000
Unlisted equity securities	28,000		28,000
Hellenic Deposit and Investment Guarantee Fund	492,000		485,000
Receivables from the Hellenic Republic	690,000		625,000
Checks and credit card transactions under settlement	16,000		13,000
Trade and other receivables	91,000		74,000
Other	100,000		202,000
Total	2,018,000	$ 2,437	€ 2,156,000
Other Assets Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client	100
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)	€ 30